Basis of presentation	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of presentation

Note 3.      Basis of presentation

The consolidated financial statements are prepared in accordance with the Generally Accepted Accounting Principles in the United States of America (“US GAAP”) as set forth in the Financial Accounting Standards Board’s (FASB) Accounting Standards Codification (ASC). All amounts are in United States dollars (“USD”) unless otherwise stated.

Divestiture of arago

On March 14, 2022, the Group signed a Share Purchase and Transfer Agreement (the “SPTA”) to sell its 51% ownership in arago GmbH and its affiliates (together “arago” or the “arago Group”) to OGARA GmbH, with Neutrino Energy Property GmbH & Co. acting as “Buyer Guarantor”, who signed on March 16, 2022. The group subsidiaries making up the arago Group in scope for the sale are arago GmbH, arago Da Vinci GmbH, arago Technology Solutions Private Ltd and arago US Inc. The purchase price set in the SPTA was EUR 25,527,955.30 (USD 26,827,022 at historical closing rate on June 23, 2022). The completion of the sale was conditional on the consideration being transferred to WISeKey and the shares owned by the Group being transferred to OGARA GmbH.

The sale was completed on June 24, 2022, when the shares owned by WISeKey in arago were transferred to OGARA GmbH as WISeKey issued a waiver to accept a delayed payment of the consideration, because of the high cash burn rate of arago.

We assessed the SPTA under ASC 205 and concluded that the operation met the requirement to be classified as held for sale because of the strategic shift represented by the sale of the Group’s AI (Artificial Intelligence) segment and that arago qualifies as discontinued operations from the date of the SPTA, March 16, 2022.

In line with ASC 205-20-45-3A and ASC 205-20-45-10 respectively, we reported the results of the discontinued operations as a separate component of income for the years ending December 31, 2020, December 31, 2021, and December 31, 2022, and we classified their assets and liabilities separately as held for sale in the balance sheet for the year to December 31, 2021.

Per ASC 830-30-40-1, upon the divestiture of arago, WISeKey’s USD 1,245,896 accumulated translation adjustment loss in relation to arago was removed from accumulated comprehensive income/(loss) in the balance sheet and recorded in the income statement as part of the loss on disposal of a business, net of tax on disposal. Additionally, an amount of USD 1,156,401 of currency translation adjustments in relation to arago in WISeKey’s accounts in the year ended December 31, 2022 was recorded directly in the income statement as part of the loss on disposal of a business, net of tax on disposal.

The loss on disposal of a business recorded in the reporting period is USD 15,025,611 shown as a separate line within discontinued operations in the income statement.